Leases, Commitments, and Contingencies - Schedule Of Impact Of Adoption Of The Standard On Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Land, buildings, and equipment	$ 4,859		$ 21,731	$ 22,860
Operating lease right-of-use assets	13,736		0
Liabilities and stockholders' equity
Current portion of financing lease obligations	120		370	364
Other current liabilities	397		191	45
Financing lease obligations	0		17,506	17,876
Operating lease obligations	13,550		0
Accumulated deficit	$ (209,314)		(196,092)	$ (166,893)
Accounting Standards Update 2016-02 [Member]
Assets
Operating lease right-of-use assets		$ 14,100
Liabilities and stockholders' equity
Operating lease obligations		$ 14,100
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accounting Standards Update 2016-02 [Member]
Assets
Land, buildings, and equipment			5,188
Operating lease right-of-use assets			14,090
Total assets			19,278
Liabilities and stockholders' equity
Current portion of financing lease obligations			366
Other current liabilities			467
Financing lease obligations			135
Operating lease obligations			13,814
Accumulated deficit			(195,260)
Total liabilities and stockholders' equity			(180,478)
Previously Reported [Member] | Accounting Standards Update 2016-02 [Member]
Assets
Land, buildings, and equipment			21,731
Operating lease right-of-use assets			0
Total assets			21,731
Liabilities and stockholders' equity
Current portion of financing lease obligations			370
Other current liabilities			191
Financing lease obligations			17,506
Operating lease obligations			0
Accumulated deficit			(196,092)
Total liabilities and stockholders' equity			(178,025)
Revision of Prior Period, Accounting Standards Update, Adjustment [Member] | Accounting Standards Update 2016-02 [Member]
Assets
Land, buildings, and equipment			(16,543)
Operating lease right-of-use assets			14,090
Total assets			(2,453)
Liabilities and stockholders' equity
Current portion of financing lease obligations			(4)
Other current liabilities			276
Financing lease obligations			(17,371)
Operating lease obligations			13,814
Accumulated deficit			832
Total liabilities and stockholders' equity			$ (2,453)